Green Bonds, Convertible and Non-convertible Promissory Notes (Details)																	1 Months Ended						3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 03, 2024 $ / shares	Aug. 01, 2024 $ / shares shares	Jul. 02, 2024	May 08, 2024 $ / shares shares	Mar. 21, 2024 USD ($) shares	Feb. 20, 2024 $ / shares shares	Jan. 24, 2024 USD ($)	Jan. 24, 2024 EUR (€)	Jan. 23, 2024 $ / shares shares	Jan. 03, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Aug. 08, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 EUR (€)	Jan. 01, 2021 EUR (€)	Apr. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	May 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 03, 2024	Sep. 30, 2024 EUR (€) shares	Apr. 19, 2024 USD ($)	Mar. 31, 2024	Feb. 05, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jul. 31, 2023 EUR (€)	May 31, 2023	Nov. 30, 2021 USD ($)	Jan. 31, 2021 EUR (€)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost																		$ 4,100,000										$ 4,100,000		$ 200,000										$ 11,800,000
Amortization of debt discounts																									$ 1,767,000		$ 382,000	$ 4,859,000		$ 3,871,000
Stated interest rate											0.00%																							10.00%
Loan amount																											$ 3,600,000
Effective interest rate																																								9.50%
Repayment of other debt																			$ 3,300,000
Margin rate														0.50%	0.50%
Increased principal amount							$ 2,800,000	€ 2,600,000
Warrants to purchase (in Shares) | shares																	9,644
Exercisable price per share (in Dollars per share) | $ / shares																		$ 0.01										$ 0.01
Repayment amount | €																													€ 10,000,000
Closing price (in Dollars per share) | $ / shares		$ 6.65		$ 8.75		$ 8.75			$ 25.25									$ 10										$ 10
Additional paid in capital																		$ 500,000										$ 500,000
Convertible promissory note																	$ 216,000	$ 1,100,000										$ 1,100,000					$ 54,958.33
Exercise price per share (in Dollars per share) | $ / shares																	$ 13.18
Agency fee																	$ 140,000
Pocket fees																	50,000
Gross proceeds																	$ 2,000,000
Conversion price average percentage																									4.99%	4.99%
Conversion price (in Dollars per share) | $ / shares	$ 5.32																								$ 1.75
Percentage of outstanding common stock																																	19.99%
Common stock, share issued (in Shares) | shares																		2,876,215					3,491,523		3,491,523			2,876,215				3,491,523
Proceeds from Issuance of Debt																									$ 900,000
Fair value																							$ 2,320,000		2,320,000
Loss on movement in fair value																												$ (16,642,000)
Converted amount																									109,223.42
Principal issued																									$ 2,000,000
Repayment terms																												5 year	5 year
Repayment of other debt | €																€ 1
Revenues percentage																							98.00%		98.00%						98.00%	98.00%
Distribution amount (in Euro) | €																										€ 10,000,000			€ 10,000,000
Repayment amount (in Euro) | €																										€ 10,000,000
Revolving debt financing (in Euro) | €																																€ 500,000,000
Finance reduces cost rate														33.33%	33.33%
Commitment fees														$ 1,800,000	€ 1,800,000
Warrant [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Warrants to purchase (in Shares) | shares																		493,800					603,488		603,488			493,800		11,945,000		603,488
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Common stock, share issued (in Shares) | shares																							640,293		640,293							640,293
Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost																							$ 300,000		$ 300,000
Stated interest rate													2.25%					0.00%						2.25%				0.00%
Maturity date			Nov. 30, 2024										May 31, 2024											Jun. 29, 2023
Senior secured debt, principal outstanding																		$ 4,300,000					$ 5,400,000		$ 5,400,000			$ 4,300,000
Loan amount													$ 920,000											$ 5,900,000
Effective interest rate			11.00%
Exercisable price per share (in Dollars per share) | $ / shares																		$ 0.01					$ 0.25		$ 0.25			$ 0.01
Repayment amount																												$ 1,600,000
Additional paid in capital																		$ 500,000										500,000
Principal issued												$ 650,000
Senior Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate													16.00%																										18.00%
Recognized interest																									$ 2,500,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured debt, principal outstanding																		11,000,000					$ 11,200,000		11,200,000			11,000,000
32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																			24.00%																			24.00%
Maturity date																			Feb. 29, 2024
Senior secured debt, principal outstanding																		7,000,000	$ 2,400,000				7,000,000		7,000,000			$ 7,000,000
Loan amount																			$ 2,400,000
Percentage of power purchase agreements																			100.00%									100.00%	100.00%
Outstanding principal																		$ 7,000,000										$ 7,000,000
14 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																		24.00%										24.00%
Maturity date																		May 28, 2024										May 28, 2024	May 28, 2024
Senior secured debt, principal outstanding																		$ 3,300,000					$ 2,900,000		$ 2,900,000			$ 3,300,000
Loan amount																		$ 1,100,000										$ 1,100,000
Percentage of power purchase agreements																		100.00%										100.00%	100.00%
Outstanding principal																		$ 1,100,000										$ 1,100,000
Working Capital Loan [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate											0.00%												10.00%		10.00%							10.00%
Maturity date											Mar. 31, 2024
Senior secured debt, principal outstanding																		$ 3,200,000					$ 1,800,000		$ 1,800,000			$ 3,200,000
Loan amount											$ 3,200,000
Increased principal amount																									$ 3,600,000
Working Capital Loan [Member] | Warrant [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Warrants to purchase (in Shares) | shares																																			90,000
Exercisable price per share (in Dollars per share) | $ / shares																																			$ 0.01
Warrants term																																			5 years
Fair value of warrants																																			$ 86,000
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																																				10.00%	10.00%
Convertible promissory note																																				$ 938,000	€ 850,000
Conversion of debt										$ 1,000,000
Convertible Promissory Notes [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Warrants to purchase (in Shares) | shares																	96,444
Principal amount																	$ 2,160,000
Original issue discount percentage																	8.00%
Exercise price per share (in Dollars per share) | $ / shares																	$ 12
Conversion price average percentage																									92.00%	92.00%
Convertible conversion per share (in Dollars per share) | $ / shares																							$ 1.75		$ 1.75
Outstanding principal																							$ 2,000,000		$ 2,000,000
Loss on movement in fair value																									$ 200,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																									18,456	18,456
Other Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																					6.50%																				6.50%
Loan amount																					$ 242,000,000																				€ 200,000,000
Private Lenders [Member] | Senior Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Maximum borrowing amount																				$ 10,800,000
Stated interest rate																				8.00%
Maturity date																				May 31, 2023
Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Conversion price average percentage																									4.99%	4.99%
Minimum [Member] | Convertible Promissory Notes [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Effective interest rate																	7.00%
Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Conversion price average percentage																									9.99%	9.99%
Maximum [Member] | Convertible Promissory Notes [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Effective interest rate																	12.00%
Restricted Common Stock [Member] | Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt converted into shares (in Shares) | shares										52,800
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Shares issued (in Shares) | shares		8,262		4,000		4,000			3,252
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																							18,456		71,256	71,256
Common Stock [Member] | Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Common stock, share issued (in Shares) | shares																							3,491,523		3,491,523							3,491,523
Common Stock [Member] | Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Common stock, share issued (in Shares) | shares																							87,288,070		87,288,070							87,288,070
Sponsor [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Closing price (in Dollars per share) | $ / shares																		$ 125										$ 125
Sponsor [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Common stock, share issued (in Shares) | shares																							640,293		640,293							640,293
Sponsor [Member] | Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate					25.00%
Shares issued (in Shares) | shares					225,000
Repayment amount					$ 1,400,000
Closing price (in Dollars per share) | $ / shares																							$ 11.75		$ 11.75
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																					6.50%																				6.50%
Senior secured debt, principal outstanding																					$ 242,000,000																				€ 200,000,000
Repayment terms																					3-year	3-year
Repayment of other debt																					$ 40,000,000	€ 33,000,000
Alternus Energy Americas [Member] | Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured debt, principal outstanding																		$ 717,000					$ 717,000		$ 717,000			$ 717,000
Alt Spain Holdco [Member] | 32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Maturity date							Jul. 28, 2024	Jul. 28, 2024
Senior secured debt, principal outstanding																		$ 1,100,000					$ 1,100,000		$ 1,100,000			1,100,000
Initial payment																			$ 1,900,000
Repayment of other debt | €																																						€ 3,000,000
Margin rate																			2.00%
Sponsor [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Share value																												$ 1,100,000
Sponsor [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Shares issued (in Shares) | shares																												9,000	9,000